Dreyfus Municipal Money Market Fund, Inc
200 Park Avenue
New York, New York 10166

September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re: Dreyfus Municipal Money Market Fund, Inc
Post-Effective Amendment No. 40 to the Registration Statement on form N1-A
File Nos: 811-2946, 2-65232

Ladies and Gentlemen:

     The undersigned hereby requests that the effective date for the above-referenced Post-Effective Amendment No. 40 to the Registration Statement be accelerated so that it will become effective on October 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

Dreyfus Municipal Money
Market Fund, Inc

By: /s/ Michael A. Rosenberg
Michael A. Rosenberg,
Secretary

MBSC SECURITIES CORPORATION
200 Park Avenue
New York, New York 10166

September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re: Dreyfus Municipal Money Market Fund, Inc

File Nos: 811-2946, 2-65232

Ladies and Gentlemen:

     As principal underwriter of the securities of the above-mentioned investment company (the “Fund”), we hereby join the Fund in requesting that the effective date for the Fund’s Post-Effective Amendment No. 40 to the Registration Statement be accelerated so that it will become effective on October 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

By: /s/ James Bitetto
James Bitetto,
Assistant Secretary

September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re: Dreyfus Municipal Money Market Fund, Inc
File Nos: 811-2946, 2-65232

Ladies and Gentlemen:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 40 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 40”). Amendment No. 40 is being filed to amend Post-Effective Amendment No. 39 to the Fund’s Registration Statement on Form N-1A filed on September 29, 2009, pursuant to Rule 485 (b) under the Securities Act of 1933, as amended (the “Act”), to incorporate the staff’s comments to the summary sections of the Fund’s prospectuses.

Please call me with any comments or questions you may have at (212) 922-6795.

Sincerely,

By: /s/ Michael A. Rosenberg
Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds

September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549

Attention:	John Grzeskiewicz
Division of Investment Management

Re:	Dreyfus Municipal Money Market Fund, Inc
File Nos: 811-2946, 2-65232
(the “Fund”)

Dear Mr. Grzeskiewicz:

     In connection with its request that the effectiveness of the post-effective amendment to the registration statement (the “Registration Statement”) of the above-referenced Fund be accelerated, the Fund hereby states the following:

     (i) The Fund acknowledges that in connection with the comments made by the staff of the Commission on the Registration Statement, the staff has not passed generally on the accuracy or adequacy of the disclosure made in the Registration Statement;

     (ii) The Fund acknowledges that the acceleration of the effectiveness of its Registration Statement does not relieve the Fund of its responsibility for adequate and accurate disclosure in the Registration Statement; and

     (iii) The Fund represents that it will not assert as a defense in an action by the Commission or any other party the fact that the effectiveness of its Registration Statement was accelerated by the Commission.

Sincerely,

By: /s/ Michael A. Rosenberg
Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds